Schedule 5

Data Integrity - Marketable Title Date

#	Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
1	208727972	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
2	208727976	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
3	208728002	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
4	208728169	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
5	208728173	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
6	208728223	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
7	208728527	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
8	208728536	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
9	208728561	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
10	208728736	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found